united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/29/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

TOTAL INVESTMENTS - 0.0% (Cost $0) (a)		$ -
OTHER ASSETS LESS LIABILITIES - 100.0%		670,196,986
NET ASSETS - 100.0%		$ 670,196,986

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ -

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 29, 2016

Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
2,579	2 Year Bond	Jun-16	$ 563,630,134	$ (845,209)
3,151	3 Mo Euro (Euribor)	Dec-16	859,663,698	1,433,790
3,258	3 MO Sterling (Short Sterling)	Dec-16	564,179,715	94,846
954	10 YR AUD Government Bond	Mar-16	662,220,817	234,811
160	10 YR Mini JBG Future	Mar-16	21,584,000	486,787
1,654	90 Day Euro$ Future	Dec-16	410,047,275	1,336,763
1,680	Bursa Crude Palm Oil +	May-16	25,461,828	(976,874)
1,219	Euro BOBL Future	Mar-16	176,685,517	3,206,554
418	Euro Bund Future	Mar-16	75,695,202	3,650,884
3,140	Euro Schatz	Mar-16	382,122,300	1,605,826
10	LME Aluminum +	Mar-16	393,063	25,563
279	LME Lead Future +	Mar-16	12,221,944	(241,339)
288	LME Tin Future +	Mar-16	22,996,800	299,562
6	LME Zinc Future +	Mar-16	264,413	34,912
505	US 10 Year Future	Jun-16	65,910,580	(165,716)
1,768	US 5YR NOTE (CBT)	Jun-16	213,899,712	(372,128)
365	US long Bond Future	Jun-16	60,053,815	(404,982)
242	US Ultra Bond	Jun-16	41,903,752	(294,925)
	Net Unrealized Appreciation from Open Long Futures Contracts			$ 9,109,125
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 29, 2016

Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
(109)	Brent Crude Future +	May-16	$ (3,986,130)	$ 43,600
(337)	CAC 40 10 Euro Future	Mar-16	(15,945,502)	(548,170)
(243)	Coffee +	May-16	(10,483,931)	281,306
(273)	Copper Future +	May-16	(14,554,313)	(445,762)
(2,028)	Corn Future +	May-16	(36,199,800)	880,488
(1,318)	Cotton +	May-16	(37,233,500)	1,692,535
(50)	Dax Index	Mar-16	(12,860,393)	(802,049)
(256)	Emerging Market Future	Mar-16	(9,498,880)	472,710
(1,773)	EU Carbon Dioxide Emissions +	Dec-16	(9,655,758)	1,570,566
(538)	Euro STOXX 50	Mar-16	(17,159,784)	(1,194,440)
(197)	Feeder Cattle +	Apr-16	(15,668,888)	15,412
(263)	FTSE 100 Index	Mar-16	(22,195,861)	(293,031)
(124)	FTSE/MIS Index Future	Mar-16	(11,854,347)	(152,803)
(178)	Gas Oil Future +	Apr-16	(5,874,000)	(420,550)
(242)	Gasoline RBOB +	Apr-16	(13,423,595)	(692,454)
(201)	H-Shares Index Futures	Mar-16	(10,253,915)	103,707
(131)	Hang Seng Index Future	Mar-16	(16,049,910)	48,848
(144)	Heating Oil Future +	Apr-16	(6,614,698)	(93,954)
(133)	IBEX-35 Index	Mar-16	(12,184,698)	(152,267)
(393)	Live Cattle +	Apr-16	(21,532,470)	(743,520)
(377)	LME Aluminum +	Mar-16	(14,818,456)	(970,694)
(279)	LME Lead Future +	Mar-16	(12,221,944)	(774,531)
(81)	LME Nickel Future +	Mar-16	(4,129,056)	94,050
(288)	LME Tin Future +	Mar-16	(22,996,800)	(2,471,982)
(200)	LME Zinc Future +	Mar-16	(8,813,750)	(1,016,025)
(2,109)	Mill Wheat Euro +	May-16	(17,711,066)	787,468
(293)	MSCI EAFE Index Mini	Mar-16	(22,634,250)	1,487,975
(831)	MSCI Taiwan Index	Mar-16	(25,520,010)	(231,080)
(173)	Natural Gas Future +	Apr-16	(2,960,030)	596,230
(110)	NYMEX Palladium +	Jun-16	(5,452,150)	52,250
(69)	Oat Future +	May-16	(630,488)	68,975
(199)	Platinum Future +	Apr-16	(9,296,285)	(555,170)
(438)	Red Wheat Future +	May-16	(10,703,625)	116,650
(702)	Robusta Coffee Future (10) +	May-16	(9,919,260)	149,420
(101)	Rough Rice Futures +	May-16	(2,178,570)	(53,770)
(199)	Russell Mini Future	Mar-16	(20,530,830)	(478,010)
(287)	S&P E-Mini Future	Mar-16	(27,688,325)	(1,146,500)
(195)	S&P Midcap 400 Emini	Mar-16	(25,987,650)	(1,175,530)
(224)	S&P/TSX 60 IX Future	Mar-16	(24,949,926)	(74,864)
(933)	SGX CNX Nifty Index	Mar-16	(13,075,995)	460,184
(766)	SGX MSCI Singapore Index	Mar-16	(32,810,691)	(181,777)
(283)	Silver +	May-16	(21,108,970)	301,195
(597)	Soybean Future +	May-16	(25,700,850)	610,962
(768)	Soybean Meal +	May-16	(20,160,000)	325,710
(727)	Soybean Oil Future +	May-16	(13,465,494)	209,316
(479)	SPI 200	Mar-16	(41,720,122)	(12,438)
(85)	TOCOM Gasoline Future +	Aug-16	(1,429,347)	25,922
(755)	TOCOM Gold +	Dec-16	(29,546,925)	(666,608)
(34)	TOCOM Kerosene Future +	Aug-16	(494,000)	12,925
(516)	TOCOM Platinum +	Dec-16	(7,638,864)	(445,019)

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 29, 2016

Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
(216)	TOCOM Rubber +	Jul-16	$ (1,474,200)	$ 4,958
(1,177)	Wheat Future +	May-16	(26,673,763)	745,375
(452)	Wheat Future (KCB) +	May-16	(10,339,500)	15,813
(120)	WTI Crude Future +	Apr-16	(4,050,000)	(170,940)
	Net Unrealized Depreciation from Open Short Futures Contracts			$ (4,789,388)

	Net Unrealized Appreciation from Open Futures Contracts			$ 4,319,737

+ All or a portion of this investment is a holding of the Longboard Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2016 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at February 29, 2016	% of Fund Net Assets at February 29, 2016
LFL-CFC	8/15/12	$62,715,652	9.36%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of February 29, 2016, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

As of February 29, 2016, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 29, 2016

Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Appreciation/ (Depreciation)
To Buy:
3/16/2016	21,261,838	USD	29,300,000	AUD	$ 20,926,919	Jefferies Financial Services, Inc.	$ 334,919
3/16/2016	926,250	USD	1,300,000	AUD	928,498	Jefferies Financial Services, Inc.	(2,248)
3/16/2016	1,012,550	USD	1,400,000	AUD	999,921	Jefferies Financial Services, Inc.	12,629
3/16/2016	1,394,300	USD	2,000,000	AUD	1,428,459	Jefferies Financial Services, Inc.	(34,159)
3/16/2016	1,393,860	USD	2,000,000	AUD	1,428,459	Jefferies Financial Services, Inc.	(34,599)
3/16/2016	1,170,382	USD	1,700,000	AUD	1,214,190	Jefferies Financial Services, Inc.	(43,808)
3/16/2016	1,550,670	USD	2,200,000	AUD	1,571,305	Jefferies Financial Services, Inc.	(20,635)
3/16/2016	1,077,210	USD	1,500,000	AUD	1,071,344	Jefferies Financial Services, Inc.	5,866
3/16/2016	2,141,550	USD	3,000,000	AUD	2,142,688	Jefferies Financial Services, Inc.	(1,138)
3/16/2016	5,511,912	USD	21,400,000	BRL	5,356,057	Jefferies Financial Services, Inc.	155,856
3/16/2016	1,218,288	USD	5,000,000	BRL	1,251,415	Jefferies Financial Services, Inc.	(33,127)
3/16/2016	1,246,727	USD	5,000,000	BRL	1,251,415	Jefferies Financial Services, Inc.	(4,688)
3/16/2016	15,344,891	USD	20,800,000	CAD	15,365,683	Jefferies Financial Services, Inc.	(20,791)
3/16/2016	1,005,538	USD	1,400,000	CAD	1,034,229	Jefferies Financial Services, Inc.	(28,691)
3/16/2016	1,416,220	USD	2,000,000	CAD	1,477,469	Jefferies Financial Services, Inc.	(61,250)
3/16/2016	1,174,317	USD	1,700,000	CAD	1,255,849	Jefferies Financial Services, Inc.	(81,532)
3/16/2016	1,064,079	USD	1,500,000	CAD	1,108,102	Jefferies Financial Services, Inc.	(44,023)
3/16/2016	1,075,138	USD	1,500,000	CAD	1,108,102	Jefferies Financial Services, Inc.	(32,964)
3/16/2016	1,445,170	USD	2,000,000	CAD	1,477,469	Jefferies Financial Services, Inc.	(32,299)
3/16/2016	33,714,439	USD	34,000,000	CHF	34,175,684	Jefferies Financial Services, Inc.	(461,246)
3/16/2016	1,007,739	USD	1,000,000	CHF	1,005,167	Jefferies Financial Services, Inc.	2,572
3/16/2016	1,010,918	USD	1,000,000	CHF	1,005,167	Jefferies Financial Services, Inc.	5,751
3/16/2016	1,397,945	USD	1,400,000	CHF	1,407,234	Jefferies Financial Services, Inc.	(9,289)
3/16/2016	1,502,991	USD	1,500,000	CHF	1,507,751	Jefferies Financial Services, Inc.	(4,760)
3/16/2016	2,001,802	USD	2,000,000	CHF	2,010,334	Jefferies Financial Services, Inc.	(8,533)
3/16/2016	2,165,811	USD	2,200,000	CHF	2,211,368	Jefferies Financial Services, Inc.	(45,557)
3/16/2016	1,184,518	USD	1,200,000	CHF	1,206,201	Jefferies Financial Services, Inc.	(21,682)
3/16/2016	1,082,485	USD	1,100,000	CHF	1,105,684	Jefferies Financial Services, Inc.	(23,199)
3/16/2016	1,018,361	USD	1,000,000	CHF	1,005,167	Jefferies Financial Services, Inc.	13,194
3/16/2016	2,019,937	USD	2,000,000	CHF	2,010,334	Jefferies Financial Services, Inc.	9,602
3/16/2016	1,997,802	USD	2,000,000	CHF	2,010,334	Jefferies Financial Services, Inc.	(12,532)
3/16/2016	29,680,560	USD	28,000,000	EUR	30,455,212	Jefferies Financial Services, Inc.	(774,652)
3/16/2016	2,392,764	USD	2,200,000	EUR	2,392,909	Jefferies Financial Services, Inc.	(145)
3/16/2016	1,203,235	USD	1,100,000	EUR	1,196,455	Jefferies Financial Services, Inc.	6,780
3/16/2016	1,083,680	USD	1,000,000	EUR	1,087,686	Jefferies Financial Services, Inc.	(4,006)
3/16/2016	1,520,050	USD	1,400,000	EUR	1,522,761	Jefferies Financial Services, Inc.	(2,711)
3/16/2016	1,526,042	USD	1,400,000	EUR	1,522,761	Jefferies Financial Services, Inc.	3,281
3/16/2016	1,193,346	USD	1,100,000	EUR	1,196,455	Jefferies Financial Services, Inc.	(3,109)
3/16/2016	1,082,620	USD	1,000,000	EUR	1,087,686	Jefferies Financial Services, Inc.	(5,066)
3/16/2016	1,091,310	USD	1,000,000	EUR	1,087,686	Jefferies Financial Services, Inc.	3,624
3/16/2016	1,115,210	USD	1,000,000	EUR	1,087,686	Jefferies Financial Services, Inc.	27,524
3/16/2016	49,730,780	USD	34,000,000	GBP	47,365,917	Jefferies Financial Services, Inc.	2,364,863
3/16/2016	2,186,070	USD	1,500,000	GBP	2,089,673	Jefferies Financial Services, Inc.	96,397
3/16/2016	2,017,806	USD	1,400,000	GBP	1,950,361	Jefferies Financial Services, Inc.	67,445
3/16/2016	2,116,770	USD	1,500,000	GBP	2,089,673	Jefferies Financial Services, Inc.	27,097
3/16/2016	1,425,660	USD	1,000,000	GBP	1,393,115	Jefferies Financial Services, Inc.	32,545

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 29, 2016

Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Gain/ (Loss)
To Buy:
3/16/2016	1,428,000	USD	1,000,000	GBP	$ 1,393,115	Jefferies Financial Services, Inc.	$ 34,885
3/16/2016	1,444,850	USD	1,000,000	GBP	1,393,115	Jefferies Financial Services, Inc.	51,735
3/16/2016	1,438,627	USD	1,000,000	GBP	1,393,115	Jefferies Financial Services, Inc.	45,512
3/16/2016	2,284,496	USD	1,600,000	GBP	2,228,984	Jefferies Financial Services, Inc.	55,512
3/16/2016	1,428,640	USD	1,000,000	GBP	1,393,115	Jefferies Financial Services, Inc.	35,525
3/16/2016	13,831,412	USD	237,300,000	MXN	13,116,546	Jefferies Financial Services, Inc.	714,866
3/16/2016	1,039,045	USD	18,000,000	MXN	994,934	Jefferies Financial Services, Inc.	44,111
3/16/2016	1,506,443	USD	27,000,000	MXN	1,492,401	Jefferies Financial Services, Inc.	14,042
3/16/2016	1,074,828	USD	20,000,000	MXN	1,105,482	Jefferies Financial Services, Inc.	(30,654)
3/16/2016	1,100,237	USD	20,000,000	MXN	1,105,482	Jefferies Financial Services, Inc.	(5,246)
3/16/2016	1,253,563	USD	23,000,000	MXN	1,271,304	Jefferies Financial Services, Inc.	(17,741)
3/16/2016	12,000,000	USD	103,616,400	NOK	11,888,050	Jefferies Financial Services, Inc.	111,950
3/16/2016	1,000,000	USD	8,802,400	NOK	1,009,911	Jefferies Financial Services, Inc.	(9,911)
3/16/2016	2,000,000	USD	17,851,600	NOK	2,048,138	Jefferies Financial Services, Inc.	(48,138)
3/16/2016	1,000,000	USD	8,715,800	NOK	999,976	Jefferies Financial Services, Inc.	24
3/16/2016	2,000,000	USD	17,177,400	NOK	1,970,786	Jefferies Financial Services, Inc.	29,214
3/16/2016	11,640,252	USD	17,400,000	NZD	11,467,226	Jefferies Financial Services, Inc.	173,026
3/16/2016	1,021,185	USD	1,500,000	NZD	988,554	Jefferies Financial Services, Inc.	32,631
3/16/2016	1,283,460	USD	2,000,000	NZD	1,318,072	Jefferies Financial Services, Inc.	(34,612)
3/16/2016	1,287,800	USD	2,000,000	NZD	1,318,072	Jefferies Financial Services, Inc.	(30,272)
3/16/2016	1,983,810	USD	3,000,000	NZD	1,977,108	Jefferies Financial Services, Inc.	6,702
3/16/2016	17,627,105	USD	70,100,000	PLN	17,528,506	Jefferies Financial Services, Inc.	98,599
3/16/2016	1,017,757	USD	4,000,000	PLN	1,000,200	Jefferies Financial Services, Inc.	17,557
3/16/2016	993,591	USD	4,000,000	PLN	1,000,200	Jefferies Financial Services, Inc.	(6,609)
3/16/2016	1,986,023	USD	8,000,000	PLN	2,000,400	Jefferies Financial Services, Inc.	(14,377)
3/16/2016	1,208,337	USD	5,000,000	PLN	1,250,250	Jefferies Financial Services, Inc.	(41,914)
3/16/2016	991,886	USD	4,000,000	PLN	1,000,200	Jefferies Financial Services, Inc.	(8,314)
3/16/2016	2,023,800	USD	8,000,000	PLN	2,000,400	Jefferies Financial Services, Inc.	23,400
3/16/2016	1,250,188	USD	5,000,000	PLN	1,250,250	Jefferies Financial Services, Inc.	(63)
3/16/2016	5,080,259	USD	360,800,000	RUB	4,792,182	Jefferies Financial Services, Inc.	288,077
3/16/2016	6,541,627	USD	510,000,000	RUB	6,773,871	Jefferies Financial Services, Inc.	(232,245)
3/16/2016	987,256	USD	80,000,000	RUB	1,062,568	Jefferies Financial Services, Inc.	(75,312)
3/16/2016	1,004,230	USD	80,000,000	RUB	1,062,568	Jefferies Financial Services, Inc.	(58,338)
3/16/2016	1,308,729	USD	100,000,000	RUB	1,328,210	Jefferies Financial Services, Inc.	(19,481)
3/16/2016	38,000,000	USD	330,517,540	SEK	38,534,987	Jefferies Financial Services, Inc.	(534,987)
3/16/2016	1,300,000	USD	10,862,670	SEK	1,266,477	Jefferies Financial Services, Inc.	33,523
3/16/2016	1,000,000	USD	8,426,740	SEK	982,472	Jefferies Financial Services, Inc.	17,528
3/16/2016	1,000,000	USD	8,555,230	SEK	997,453	Jefferies Financial Services, Inc.	2,547
3/16/2016	1,500,000	USD	12,787,650	SEK	1,490,910	Jefferies Financial Services, Inc.	9,090
3/16/2016	2,000,000	USD	17,096,800	SEK	1,993,313	Jefferies Financial Services, Inc.	6,687
3/16/2016	1,600,000	USD	13,768,640	SEK	1,605,284	Jefferies Financial Services, Inc.	(5,284)
3/16/2016	1,000,000	USD	8,567,630	SEK	998,899	Jefferies Financial Services, Inc.	1,101
3/16/2016	1,500,000	USD	12,782,145	SEK	1,490,268	Jefferies Financial Services, Inc.	9,732
3/16/2016	1,000,000	USD	8,550,000	SEK	996,843	Jefferies Financial Services, Inc.	3,157
3/16/2016	1,500,000	USD	12,721,860	SEK	1,483,240	Jefferies Financial Services, Inc.	16,760

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 29, 2016
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Appreciation/ (Depreciation)
To Buy:
3/16/2016	13,000,000	USD	198,147,300	ZAR	$ 12,506,930	Jefferies Financial Services, Inc.	$ 493,070
3/16/2016	1,000,000	USD	15,673,040	ZAR	989,272	Jefferies Financial Services, Inc.	10,728
3/16/2016	2,000,000	USD	33,878,500	ZAR	2,138,389	Jefferies Financial Services, Inc.	(138,389)
3/16/2016	1,000,000	USD	16,490,900	ZAR	1,040,895	Jefferies Financial Services, Inc.	(40,895)
3/16/2016	2,000,000	USD	31,009,200	ZAR	1,957,281	Jefferies Financial Services, Inc.	42,719
3/16/2016	70,000,000	AUD	69,215,300	CAD	51,131,747	Jefferies Financial Services, Inc.	(837,240)
3/16/2016	2,000,000	AUD	1,993,500	CAD	1,472,668	Jefferies Financial Services, Inc.	(46,294)
3/16/2016	1,800,000	AUD	1,816,200	CAD	1,341,690	Jefferies Financial Services, Inc.	(30,449)
3/16/2016	1,400,000	AUD	1,412,348	CAD	1,043,351	Jefferies Financial Services, Inc.	(26,029)
3/16/2016	2,400,000	AUD	2,374,584	CAD	1,754,188	Jefferies Financial Services, Inc.	(65,054)
3/16/2016	2,800,000	AUD	2,767,296	CAD	2,044,298	Jefferies Financial Services, Inc.	(88,611)
3/16/2016	3,200,000	AUD	3,193,024	CAD	2,358,798	Jefferies Financial Services, Inc.	(120,121)
3/16/2016	4,000,000	AUD	3,993,560	CAD	2,950,181	Jefferies Financial Services, Inc.	(162,745)
3/16/2016	2,000,000	AUD	1,979,542	CAD	1,462,356	Jefferies Financial Services, Inc.	(72,033)
3/16/2016	2,500,000	AUD	2,488,350	CAD	1,838,231	Jefferies Financial Services, Inc.	(70,560)
3/16/2016	2,200,000	AUD	2,170,432	CAD	1,603,374	Jefferies Financial Services, Inc.	(36,161)
3/16/2016	2,200,000	AUD	2,167,924	CAD	1,601,521	Jefferies Financial Services, Inc.	(49,678)
3/16/2016	4,000,000	AUD	3,936,280	CAD	2,907,867	Jefferies Financial Services, Inc.	(32,991)
3/16/2016	2,300,000	AUD	2,250,550	CAD	1,662,559	Jefferies Financial Services, Inc.	(36,205)
3/16/2016	29,338,865	AUD	14,500,000	GBP	20,200,170	Jefferies Financial Services, Inc.	645,030
3/16/2016	20,000,000	CAD	1,617,500,000	JPY	14,343,389	Jefferies Financial Services, Inc.	(496,116)
3/16/2016	11,300,000	GBP	23,656,211	AUD	16,895,960	Jefferies Financial Services, Inc.	370,709
3/16/2016	700,000	GBP	1,439,550	AUD	1,028,169	Jefferies Financial Services, Inc.	21,551
3/16/2016	1,000,000	GBP	2,090,760	AUD	1,493,282	Jefferies Financial Services, Inc.	(33,932)
3/16/2016	700,000	GBP	1,458,226	AUD	1,041,508	Jefferies Financial Services, Inc.	(26,582)
3/16/2016	800,000	GBP	1,639,144	AUD	1,170,725	Jefferies Financial Services, Inc.	(28,405)
3/16/2016	20,000,000	GBP	3,690,460,000	JPY	32,725,628	Jefferies Financial Services, Inc.	(2,348,972)
3/16/2016	11,000,000	GBP	1,738,627,000	JPY	15,417,498	Jefferies Financial Services, Inc.	(155,674)
3/16/2016	2,538,308,160	JPY	28,800,000	AUD	20,569,805	Jefferies Financial Services, Inc.	451,315
3/16/2016	112,284,900	JPY	1,300,000	AUD	928,498	Jefferies Financial Services, Inc.	5,422
3/16/2016	122,273,200	JPY	1,400,000	AUD	999,921	Jefferies Financial Services, Inc.	21,519
3/16/2016	164,532,000	JPY	2,000,000	AUD	1,428,459	Jefferies Financial Services, Inc.	(32,459)
3/16/2016	208,920,400	JPY	2,600,000	AUD	1,856,996	Jefferies Financial Services, Inc.	(49,996)
3/16/2016	150,627,960	JPY	1,800,000	AUD	1,285,613	Jefferies Financial Services, Inc.	(8,873)
3/16/2016	126,604,500	JPY	1,500,000	AUD	1,071,344	Jefferies Financial Services, Inc.	12,856
3/16/2016	243,585,000	JPY	3,000,000	AUD	2,142,688	Jefferies Financial Services, Inc.	1,712
3/16/2016	121,531,200	JPY	1,400,000	CAD	1,034,229	Jefferies Financial Services, Inc.	(32,511)
3/16/2016	121,387,700	JPY	1,400,000	CAD	1,034,229	Jefferies Financial Services, Inc.	(25,801)
3/16/2016	234,281,600	JPY	2,800,000	CAD	2,068,457	Jefferies Financial Services, Inc.	(89,659)
3/16/2016	138,958,000	JPY	1,700,000	CAD	1,255,849	Jefferies Financial Services, Inc.	(72,417)
3/16/2016	3,378,787,100	JPY	37,700,000	CAD	27,850,300	Jefferies Financial Services, Inc.	(113,396)
3/16/2016	3,634,496,000	JPY	32,000,000	CHF	32,165,350	Jefferies Financial Services, Inc.	138,304
3/16/2016	5,076,560,000	JPY	40,000,000	EUR	43,507,445	Jefferies Financial Services, Inc.	1,028,555
3/16/2016	125,232,000	JPY	1,000,000	EUR	1,087,686	Jefferies Financial Services, Inc.	23,714
3/16/2016	3,656,160,000	JPY	20,000,000	GBP	27,862,304	Jefferies Financial Services, Inc.	2,235,696
3/16/2016	3,345,080,000	JPY	20,000,000	GBP	27,862,304	Jefferies Financial Services, Inc.	755,696

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 29, 2016
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Appreciation/ (Depreciation)
To Buy:
3/16/2016	120,859,200	JPY	700,000	GBP	$ 975,181	Jefferies Financial Services, Inc.	$ 46,749
3/16/2016	115,953,600	JPY	700,000	GBP	975,181	Jefferies Financial Services, Inc.	38,209
3/16/2016	244,249,500	JPY	1,500,000	GBP	2,089,673	Jefferies Financial Services, Inc.	65,677

To Sell:
3/16/2016	23,656,211	AUD	11,300,000	GBP	15,742,202	Jefferies Financial Services, Inc.	(1,406,678)
3/16/2016	1,439,550	AUD	700,000	GBP	975,181	Jefferies Financial Services, Inc.	(59,979)
3/16/2016	2,090,760	AUD	1,000,000	GBP	1,393,115	Jefferies Financial Services, Inc.	(61,185)
3/16/2016	1,458,226	AUD	700,000	GBP	975,181	Jefferies Financial Services, Inc.	(32,119)
3/16/2016	1,639,144	AUD	800,000	GBP	1,114,492	Jefferies Financial Services, Inc.	(27,268)
3/16/2016	28,800,000	AUD	2,538,308,160	JPY	22,508,774	Jefferies Financial Services, Inc.	1,615,629
3/16/2016	1,300,000	AUD	112,284,900	JPY	995,701	Jefferies Financial Services, Inc.	68,722
3/16/2016	1,400,000	AUD	122,273,200	JPY	1,084,273	Jefferies Financial Services, Inc.	70,063
3/16/2016	2,000,000	AUD	164,532,000	JPY	1,459,009	Jefferies Financial Services, Inc.	61,116
3/16/2016	2,600,000	AUD	208,920,400	JPY	1,852,628	Jefferies Financial Services, Inc.	72,765
3/16/2016	1,800,000	AUD	150,627,960	JPY	1,335,713	Jefferies Financial Services, Inc.	66,519
3/16/2016	1,500,000	AUD	126,604,500	JPY	1,122,682	Jefferies Financial Services, Inc.	40,869
3/16/2016	3,000,000	AUD	243,585,000	JPY	2,160,021	Jefferies Financial Services, Inc.	16,353
3/16/2016	69,215,300	CAD	70,000,000	AUD	49,996,053	Jefferies Financial Services, Inc.	(144,947)
3/16/2016	1,993,500	CAD	2,000,000	AUD	1,428,459	Jefferies Financial Services, Inc.	(8,341)
3/16/2016	1,816,200	CAD	1,800,000	AUD	1,285,613	Jefferies Financial Services, Inc.	(26,947)
3/16/2016	1,412,348	CAD	1,400,000	AUD	999,921	Jefferies Financial Services, Inc.	(21,519)
3/16/2016	2,374,584	CAD	2,400,000	AUD	1,714,150	Jefferies Financial Services, Inc.	28,630
3/16/2016	2,767,296	CAD	2,800,000	AUD	1,999,842	Jefferies Financial Services, Inc.	45,442
3/16/2016	3,193,024	CAD	3,200,000	AUD	2,285,534	Jefferies Financial Services, Inc.	49,694
3/16/2016	3,993,560	CAD	4,000,000	AUD	2,856,917	Jefferies Financial Services, Inc.	76,917
3/16/2016	1,979,542	CAD	2,000,000	AUD	1,428,459	Jefferies Financial Services, Inc.	34,659
3/16/2016	2,488,350	CAD	2,500,000	AUD	1,785,573	Jefferies Financial Services, Inc.	12,323
3/16/2016	2,170,432	CAD	2,200,000	AUD	1,571,305	Jefferies Financial Services, Inc.	7,325
3/16/2016	2,167,924	CAD	2,200,000	AUD	1,571,305	Jefferies Financial Services, Inc.	15,245
3/16/2016	3,936,280	CAD	4,000,000	AUD	2,856,917	Jefferies Financial Services, Inc.	(11,083)
3/16/2016	2,250,550	CAD	2,300,000	AUD	1,642,727	Jefferies Financial Services, Inc.	11,107
3/16/2016	37,700,000	CAD	3,378,787,100	JPY	29,961,829	Jefferies Financial Services, Inc.	2,150,593
3/16/2016	1,400,000	CAD	121,531,200	JPY	1,077,694	Jefferies Financial Services, Inc.	74,381
3/16/2016	1,400,000	CAD	121,387,700	JPY	1,076,421	Jefferies Financial Services, Inc.	69,556
3/16/2016	2,800,000	CAD	234,281,600	JPY	2,077,522	Jefferies Financial Services, Inc.	87,024
3/16/2016	1,700,000	CAD	138,958,000	JPY	1,232,228	Jefferies Financial Services, Inc.	54,718
3/16/2016	32,000,000	CHF	3,634,496,000	JPY	32,229,360	Jefferies Financial Services, Inc.	(25,663)
3/16/2016	40,000,000	EUR	5,076,560,000	JPY	45,017,048	Jefferies Financial Services, Inc.	583,263
3/16/2016	1,000,000	EUR	125,232,000	JPY	1,110,511	Jefferies Financial Services, Inc.	(884)
3/16/2016	14,500,000	GBP	29,338,865	AUD	20,954,678	Jefferies Financial Services, Inc.	173,960
3/16/2016	20,000,000	GBP	3,656,160,000	JPY	32,421,469	Jefferies Financial Services, Inc.	2,384,006
3/16/2016	20,000,000	GBP	3,345,080,000	JPY	29,662,927	Jefferies Financial Services, Inc.	1,025,995
3/16/2016	700,000	GBP	120,859,200	JPY	1,071,734	Jefferies Financial Services, Inc.	46,461
3/16/2016	700,000	GBP	115,953,600	JPY	1,028,233	Jefferies Financial Services, Inc.	18,273

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 29, 2016
Settlement Date	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value		Counterparty	Unrealized Appreciation/ (Depreciation)
To Sell:
3/16/2016	1,500,000	GBP	244,249,500	JPY	$ 2,165,914	Jefferies Financial Services, Inc.	$ 16,398
3/16/2016	1,617,500,000	JPY	20,000,000	CAD	14,774,695	Jefferies Financial Services, Inc.	967,308
3/16/2016	3,690,460,000	JPY	20,000,000	GBP	27,862,304	Jefferies Financial Services, Inc.	(2,489,696)
3/16/2016	1,738,627,000	JPY	11,000,000	GBP	15,324,267	Jefferies Financial Services, Inc.	68,367
3/16/2016	43,918,112	USD	39,200,000	EUR	42,637,296	Jefferies Financial Services, Inc.	(1,280,816)
3/16/2016	32,081,550	USD	23,000,000	GBP	32,041,650	Jefferies Financial Services, Inc.	(39,900)
6/15/2016	44,888,945	USD	5,000,000,000	JPY	44,467,047	Jefferies Financial Services, Inc.	(421,898)
3/16/2016	51,400,000	USD	429,973,336	SEK	50,130,523	Jefferies Financial Services, Inc.	(1,269,477)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 5,747,765

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of February 29, 2016 categorized by risk exposure:

Risk Exposure Category	Unrealized Appreciation/
(Depreciation)

Foreign exchange contracts	$ 5,747,765
Commodity contracts	(1,778,029)
Interest rate contracts	9,967,301
Equity contracts	(3,869,535)
Total	$ 10,067,502

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

TOTAL INVESTMENT - 0.0% (Cost $0) (a)	$ -
OTHER ASSETS LESS LIABILITIES - 100.0% (b)	18,744,325
NET ASSETS - 100.0%	$ 18,744,325

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ -
Unrealized Depreciation:	-
Net Unrealized Appreciation:	$ -

(b) Includes unrealized appreciation on swap contract.

SWAP CONTRACTS	Unrealized Gain / (Loss)
The Scotiabank total return swap provides exposure to the daily total returns of a basket of equity securities. This basket is managed on a daily basis, by the advisor, according to the investment rules corresponding to the Longboard long/short program. According to the terms of the swap, Longboard can modify, at a daily frequency (T+1 basis), the notional value, as well purchase or liquidate the constituent individual securities and futures contracts. The swap became effective on March 20th, 2015 and is reset on a monthly basis. (Notional Value $50,255,100)
Total Net Unrealized Appreciation on Swap Contract:	$ 866,355

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") . The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2016 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classifications.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 29, 2016

Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
(58)	S&P 500 E-mini Future	Mar-16	(5,595,550)	187,012
(45)	S&P MID 400 E-mini	Mar-16	(5,997,150)	128,540
(229)	Russell 2000 Mini	Mar-16	(23,625,930)	1,240,330
	Net Unrealized Appreciation from Open Short Futures Contracts			$ 1,555,882

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/29/2016